Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (251,993)	$ (149,498)	$ (435,265)
Other comprehensive income (loss), net of tax:
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs, net of tax	(107)	(110)	(109)
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, net of tax	12,320	5,178	4,328
Actuarial gain (loss) arising during the year, net of tax	45,070	(12,356)	(39,299)
Unrealized gains on investments, net of tax	629	388	59
Reclassification adjustment for realized loss on investments, net of tax	123
Other comprehensive income (loss)	58,035	(6,900)	(35,021)
Comprehensive loss	(193,958)	(156,398)	(470,286)
Comprehensive (income) loss attributable to noncontrolling interest	(3,687)	(1,639)	1,106
Comprehensive loss attributable to Intelsat S.A.	$ (197,645)	$ (158,037)	$ (469,180)